Inventory (Tables)	6 Months Ended
Mar. 31, 2019
Inventory
Schedule of inventory

	March 31,	September 30,
	2019	2018

Raw materials	$1,777,672	$1,742,005
Packaging materials	28,903	65,966
Finished goods	53,992	172
Total	$1,860,567	$1,808,143